HSBC MUTUAL FUNDS TRUST
--------------------------------------------------------------------------------
HSBC FUND GROUP
--------------------------------------------------------------------------------
HSBC Asset Management [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
Short-Term U.S. Government Fund
Fixed Income Fund
New York Tax-Free Bond Fund

HSBC SM MUTUAL FUNDS TRUST
3435 Stelzer Road
Columbus, Ohio 43219

INFORMATION:
(800) 634-2536

INVESTMENT ADVISER AND CO-ADMINISTRATOR
HSBC Asset Management Americas Inc.
250 Park Avenue
New York, New York 10177

DISTRIBUTOR, ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

CUSTODIAN
The Bank of New York
90 Washington Street
New York, New York 10286

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019

LEGAL COUNSEL
Baker & McKenzie
805 Third Avenue
New York, New York 10022

This report is for the information of the shareholders of HSBC Mutual Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in the case of a concurrent or prior delivery of the Trust's current prospectus.

ANNUAL REPORT
December 31, 1996

Managed by:
HSBC ASSET MANAGEMENT AMERICAS INC.

Sponsored and distributed by:
BISYS FUND SERVICES

HSBC MUTUAL FUNDS TRUST
--------------------------------------------------------------------------------
FIXED INCOME FUNDS
--------------------------------------------------------------------------------
HSBC Asset Management [GRAPHIC OMITTED]
--------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT FUND
FIXED INCOME FUND

January 17, 1997


Dear Shareholder:

The enthusiasm that characterized the fixed-income market at the beginning of the year was quickly dashed as the prospect of a balanced budget faded and strong employment data sparked concern that a wage-push inflation cycle was starting. Over the course of the year, interest rates climbed higher with the yield of the long bond rising 69 basis points from 5.95% at 1995 year-end to 6.64% on 12/30/96, although yields spiked as high as 7.19% in July. Using the Lehman Aggregate Index as a proxy, the market returned 3.61% for the year.

HSBC FIXED INCOME FUND
----------------------
For the year, the Fund returned 2.11% versus 3.61% for the benchmark, the Lehman Aggregate Index. Our duration positioning hurt relative performance during the first half of the year. This was the primary reason for underperforming the benchmark. In general, sector allocation was a positive contribution, as our Mortgage overweight helped relative performance, but it was not enough to overcome the duration impact.

HSBC SHORT-TERM U.S. GOVERNMENT BOND FUND
-----------------------------------------
The Fund returned 3.17% for the year, versus 4.70% for the benchmark, the Lehman Mutual Fund 1-5 year Government/Corporate Index. Our duration positioning hurt relative performance in the first half, which was the primary reason for underperformance. In sector allocation, we were slightly overweight in Corporates, which marginally helped relative performance but did not overcome the duration impact.

As of quarter end, the average quality of the portfolio was Agency; the effective duration was 2.26 years; and the average coupon was 6.66%.


Sincerely,

/S/ JAMES LARK

James Lark

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
         SHORT-TERM U.S.GOVERNMENT FUND VS. LEHMAN MUTUAL FUND 1-5 YEAR
                           GOVERNMENT/CORPORATE INDEX

                           Average Annual Total Return
                      ------------------------------------
                                         1 Year  Inception
                                         ------  ---------
                      Offering Price(1)   1.14%    4.15%
                      NAV(2)              3.17%    4.69%

                              Fund 1   Lehman   Fund 2
                              ------   ------   ------
March 1993                    10,000   10,000   10,000
June 1993                     9,930    10,140   10,125
September 1993                10,048   10,280   10,250
December 1993                 10,121   10,345   10,324
March 1994                    10,104   10,294   10,306
June 1994                     10,108   10,295   10,310
September 1994                10,194   10,397   10,398
December 1994                 10,207   10,291   10,411
March 1995                    10,529   10,690   10,739
June 1995                     10,928   11,118   11,146
September 1995                11,059   11,288   11,280
December 1995                 11,330   11,618   11,556
March 1996                    11,234   11,546   11,468
June 1996                     11,283   11,645   11,509
September 1996                11,455   11,844   11,684
December 1996                 11,689   12,095   11,923

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

(1) INCLUDES THE MAXIMUM SALES CHARGE
(2) EXCLUDES THE MAXIMUM SALES CHARGE

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE SHORT-TERM U.S.GOVERNMENT FUND ON MARCH 1, 1993, TO A $10,000 INVESTMENT IN THE LEHMAN MUTUAL FUND 1-5 YEAR GOVERNMENT/CORPORATE INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED. THE LEHMAN MUTUAL FUND 1-5 YEAR GOVERNMENT/CORPORATE INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL TREASURY, GOVERNMENT AGENCY AND CORPORATE BOND MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                     FIXED INCOME FUND VS. LEHMAN AGGREGATE


                          Average Annual Total Return
                       ------------------------------------
                                         1 Year  Inception
                                         ------  ---------
                       Offering Price(1) (2.71%)   4.91%
                       NAV(2)             2.11%    6.21%

                            Fund 1   Lehman   Fund 2
                            ------   ------   ------
January 1993                10,000   10,000   10,000
March 1993                  9,788    10,315   10,277
June 1993                   10,053   10,589   10,555
September 1993              10,343   10,865   10,860
December 1993               10,340   10,870   10,857
March 1994                  10,164   10,558   10,672
June 1994                   10,073   10,450   10,576
September 1994              10,112   10,514   10,618
December 1994               10,145   10,554   10,651
March 1995                  10,580   11,086   11,108
June 1995                   11,218   11,761   11,778
September 1995              11,374   11,993   11,941
December 1995               11,842   12,504   12,433
March 1996                  11,548   12,281   12,123
June 1996                   11,579   12,351   12,158
September 1996              11,768   12,578   12,356
December 1996               12,093   12,956   12,698

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

(1) INCLUDES THE MAXIMUM SALES CHARGE
(2) EXCLUDES THE MAXIMUM SALES CHARGE

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE FIXED INCOME FUND ON JANUARY 15, 1993, TO A $10,000 INVESTMENT IN THE LEHMAN AGGREGATE BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL GOVERNMENT CORPORATE/MORTGAGE BOND MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------
January 17, 1997


Dear Shareholder:

With a reduction in the political dialogue over the issue of tax reform, municipals were able to outperform taxables this year on a total-return basis. The one-year return on the Lehman Municipal Bond Index was 4.43%. By comparison the Lehman Aggregate Index posted a one-year return of 3.63%. This reflected the fact that yields across the municipal yield curve rose approximately 10-15 basis points, while yields along the treasury curve rose approximately 70-85 basis points.

The Fund's total return for the year was 3.99%. The Fund outperformed the average of Lipper's New York Municipal Debt Funds, which stood at 3.15%. As of December 31, 1996, the Fund's duration, which takes into account interim principal and income payments as well as maturity levels, was 7.73 years, which approximated that of the Lehman New York State Exempt Index. The average maturity of the Fund was 12.09 years.

In terms of sector diversification, the largest sectors consisted of general obligations (36.4%), medical revenue (11.1%), and higher education (9.8%).

In terms of credit quality, once again the focus within the state centered around New York City. The short-term outlook for the credit improved as the city expected to finish fiscal year 1996 with a surplus of $229 million in its general fund. This is attributable to a strong year in the volatile financial-services sector, which comprises 14% of all jobs in New York City and about 25% of all earnings. Going forward, much attention will be paid both at the state and local levels to how federal changes to welfare funding will impact municipal finances, especially far reaching social programs within New York. Nevertheless, the market was very confident in the short-term prospect of New York City bonds, and the bonds, particularly intermediate-term bonds, performed exceptionally well, as the spread in yields between New York City and national high-grade paper narrowed quite dramatically. This was a strong reason why, in general, the New York market outperformed the national market as a whole for the year as measured by the returns of the Lehman New York State Exempt Index versus the Lehman Municipal Bond Index (4.73% versus 4.44%).


Sincerely,

/S/ JERRY SAMET

Jerry Samet

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                NEW YORK TAX-FREE BOND FUND VS. LEHMAN MUNICIPAL
                                   BOND INDEX

                          Average Annual Total Retun
                  --------------------------------------------
                                     1 Year 5 Years Inception
                                    ------- ------- ---------
                  Offering Price(1) (0.97%)  5.79%    7.02%
                  NAV(2)             3.99%   6.82%    7.69%

                                     Lehman
                            Fund 1    Muni    Fund 2
                            ------   ------   ------
March 1989                  10,000   10,000   10,000
December 1989               10,203   11,005   10,713
December 1990               10,829   11,807   11,370
December 1991               12,192   13,242   12,802
December 1992               13,492   14,409   14,167
December 1993               15,417   16,178   16,188
December 1994               14,161   15,340   14,869
December 1995               16,310   18,018   17,125
December 1996               16,960   18,817   17,808

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

(1) INCLUDES THE MAXIMUM SALES CHARGE
(2) EXCLUDES THE MAXIMUM SALES CHARGE

THE ABOVE ILLUSTRATION COMPARES A $10,000 INVESTMENT IN THE NEW YORK TAX-FREE BOND FUND ON MARCH 21, 1989, TO A $10,000 INVESTMENT IN THE LEHMAN MUNICIPAL BOND INDEX ON THAT DATE. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE TAKES INTO ACCOUNT ALL APPLICABLE FEES AND EXPENSES AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED. THE LEHMAN MUNICIPAL BOND INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF OVERALL MUNICIPAL BOND MARKET PERFORMANCE AND DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES.

BOARD OF TRUSTEES

JOHN P. PFANN*        CHAIRMAN OF THE BOARD; Chairman and President,
                      JPP Equities, Inc.

WOLFE J. FRANKL*      Former Director, North America, Berlin Economic
                      Development Corporation

WILLIAM L. KUFTA      Chief Investment Officer, Beacon Trust Company

HARALD PAUMGARTEN     President, Paumgarten and Company

ROBERT A. ROBINSON*   Trustee, Henrietta and B. Frederick H. Bugher Foundation

WILLIAM B. BLUNDIN    Senior Vice President, BISYS Fund Services, Inc.

*Member of the Audit and Nominating Committees

--------------------------------------------------------------------------------
OFFICERS

WILLIAM B. BLUNDIN     PRESIDENT

TONY TURNER            EXECUTIVE VICE PRESIDENT

KAREN DOYLE            VICE PRESIDENT

KEVIN MARTIN           TREASURER

STEVEN R. HOWARD       SECRETARY

CURTIS BARNES          ASSISTANT SECRETARY

ALAINA V. METZ         ASSISTANT SECRETARY

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                               SHORT-TERM U.S. GOVERNMENT FUND

                                                                                             SHARES OR
                                                                   INTEREST     MATURITY     PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
                                                                   --------     --------     ----------     ------------
CORPORATE BONDS (23.3%):
   FINANCIAL SERVICES (13.1%):
     ABN Amro Bank .............................................     6.62%      10/31/01     $  450,000      $  449,677
     Chase Manhattan Grantor Trust, Series 96-A ................     5.20        2/15/02        344,585         341,953
     GMAC Grantor Trust Series 1992-F ..........................     4.50        9/15/97          4,545           4,536
     Provident Bank ............................................     6.12       12/15/00        450,000         440,572
                                                                                                             ----------
                                                                                                              1,236,738
                                                                                                             ----------
   INDUSTRIAL (10.2%):
     Lucent Technologies, Inc. .................................     6.90        7/15/01        450,000         456,745
     Walt Disney Co. ...........................................     6.37        3/30/01        500,000         497,800
                                                                                                             ----------
                                                                                                                954,545
                                                                                                              ----------
        Total Corporate Bonds (Cost - $2,186,963)                                                             2,191,283
                                                                                                             ----------
U.S. GOVERNMENT AGENCIES (19.2%):
     Federal Home Loan Bank ....................................     7.94        2/21/00       500,000          511,787
     Federal National Mortgage Assoc.:
        Debenture ..............................................     5.55        2/12/99       500,000          494,472
        Pool #310001 ...........................................     6.00         9/1/00       810,834          800,699
        REMIC, Series 92-20C ...................................     7.50        1/25/97         2,038            2,031
                                                                                                             ----------
        Total U.S. Government Agencies (Cost - $1,826,255)                                                    1,808,989
                                                                                                             ----------
U.S. TREASURY NOTES (53.8%):
 ...............................................................     5.37      11/30/97        900,000          895,500
 ...............................................................     8.25       7/15/98        500,000          516,875
 ...............................................................     6.87       7/31/99      1,500,000        1,530,469
 ...............................................................     7.75       1/31/00      1,050,000        1,098,891
 ...............................................................     7.12       2/29/00      1,000,000        1,029,375
                                                                                                             ----------
        Total U.S. Treasury Notes (Cost - $5,086,266) ................................................        5,071,110
                                                                                                             ----------
MONEY MARKET MUTUAL FUNDS (2.4%):
     Provident Institutional Temporary Investment Fund .....................................   223,000          223,000
                                                                                                             ----------
        Total Money Market Mutual Funds (Cost - $223,000) ............................................          223,000
                                                                                                             ----------
TOTAL INVESTMENTS (98.7%)
   (Cost - $9,322,484)(a) ............................................................................        9,294,382
                                                                                                             ----------
OTHER ASSETS, LESS LIABILITIES (1.3%) ................................................................          124,226
                                                                                                             ----------
NET ASSETS (100.0%) ..................................................................................       $9,418,608

                                                                                                             ==========
--------------
(a)  Represents  cost for federal  income tax purposes and differs from value by net unrealized depreciation of securities as follows:
        Unrealized appreciation ......................................................................        $ 54,292
        Unrealized depreciation ......................................................................         (82,394)
                                                                                                             ---------
        Net unrealized depreciation ..................................................................        $(28,102)
                                                                                                             =========

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                                                      FIXED INCOME FUND

                                                                                             SHARES OR
                                                                   INTEREST     MATURITY     PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
                                                                   --------     --------     ----------     ------------
CORPORATE BONDS (15.9%):
   FINANCIAL SERVICES (9.8%):
     ABN Amro Bank .............................................     7.30%       12/1/26     $2,000,000     $  1,893,578
     American Express Centurion Bank ...........................     6.12        6/15/00      3,000,000        2,972,679
     Chase Manhattan Grantor Trust, Series 96-A ................     5.20        2/15/02      1,722,926        1,709,764
     Citicorp ..................................................     7.75        6/15/06      2,500,000        2,619,345
     GMAC Grantor Trust Series 1992-F ..........................     4.50        9/15/97         11,363           11,341
     Travelers/Aetna Property & Casualty Corp. .................     7.75        4/15/26      1,000,000        1,022,704
                                                                                                            ------------
                                                                                                              10,229,411
                                                                                                            ------------
   INDUSTRIAL (5.3%):
     Lockheed Martin Corp. .....................................     6.85        5/15/01      2,500,000        2,523,315
     Lucent Technologies, Inc. .................................     6.90        7/15/01      2,550,000        2,588,219
     Walt Disney Co. ...........................................     6.37        3/30/01        500,000          497,800
                                                                                                            ------------

                                                                                                               5,609,334
                                                                                                            ------------
   YANKEE (0.8%)
     Ontario Province Debenture ................................    15.75        3/15/12        775,000          837,666
                                                                                                            ------------
        Total Corporate Bonds (Cost - $16,873,816) ....................................................       16,676,411
                                                                                                            ------------
U.S. GOVERNMENT AGENCIES (24.9%):
   Export Development Corp. ....................................     8.12        8/10/99        380,000          397,191
   Federal Home Loan Mortgage Corp.:
     Pool #220019 ..............................................     7.75         1/1/02        203,570          207,343
     REMIC, Series 33, Class C .................................     8.00        9/15/18        432,158          433,195
     Pool #D62926 ..............................................     6.50         8/1/25      2,873,597        2,746,981
   Federal National Mortgage Association:
     Pool #310001 ..............................................     6.00         9/1/00        810,834          800,699
     REMIC, Series 93-104C .....................................     6.50        3/25/21      2,000,000        1,883,869
     REMIC, Series 1994-56L ....................................     6.50        9/25/22      4,433,894        4,304,957
     Pool #250336 ..............................................     7.50         6/1/25      3,516,704        3,515,607
     Pool #250414 ..............................................     7.00        12/1/25      4,809,719        4,706,012
     Pool #343195 ..............................................     7.50         5/1/26      1,969,320        1,968,706
     Pool #343812 ..............................................     7.50         5/1/26        486,886          486,735
   Government National Mortgage Association:
     Pool #168414 ..............................................    10.00        8/15/22        953,971        1,022,236
     Pool #356578 ..............................................     7.50        6/15/23      3,610,277        3,626,090
                                                                                                            ------------
        Total U.S. Government Agencies (Cost - $26,038,300)                                                   26,099,621
                                                                                                            ------------
U.S. TREASURY NOTES (20.6%):
 ...............................................................     7.25        2/15/98      1,000,000        1,013,438
 ...............................................................     6.87        7/31/99      6,950,000        7,091,175
 ...............................................................     8.00        8/15/99      1,000,000        1,047,188
 ...............................................................     7.75        1/31/00      1,450,000        1,517,516
 ...............................................................     7.50        5/15/02      2,000,000        2,115,000



                                FIXED INCOME FUND

                                                                                             SHARES OR
                                                                   INTEREST     MATURITY     PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
                                                                   --------     --------     ----------     ------------
U.S. TREASURY NOTES (CONTINUED):
 ...............................................................    7.87%       11/15/04     $4,250,000     $  4,637,813
 ...............................................................    6.87         5/15/06      2,000,000        2,061,876
 ...............................................................    7.00         7/15/06      2,000,000        2,078,126
                                                                                                            ------------
        Total U.S. Treasury Notes (Cost - $19,414,068) ................................................       21,562,132
                                                                                                            ------------
U.S. TREASURY BONDS (4.2%):
 ...............................................................    8.75         8/15/20      2,280,000        2,807,250
 ...............................................................    7.87         2/15/21      1,000,000        1,129,688
 ...............................................................    6.75         8/15/26        535,000          538,678
                                                                                                            ------------
        Total U.S. Treasury Bonds (Cost - $6,248,806) .................................................        4,475,616
                                                                                                            ------------
MONEY MARKET MUTUAL FUNDS (0.3%):
     Provident Institutional Temporary Investment Fund .........                                295,000          295,000
                                                                                                            ------------
        Total Money Market Mutual Funds (Cost - $295,000) .............................................          295,000
                                                                                                            ------------
        TOTAL INVESTMENTS (65.9%)
        (Cost - $68,869,990)(a) .......................................................................       69,108,780
                                                                                                            ------------
        OTHER ASSETS, LESS LIABILITIES (34.1%) ........................................................       35,766,269
                                                                                                            ------------
        NET ASSETS (100.0%) ...........................................................................     $104,875,049

                                                                                                            ============
--------------
(a)  Represents  cost for federal  income tax purposes and differs from value by net unrealized appreciation of securities as follows:
        Unrealized appreciation .......................................................................        $ 841,166
        Unrealized depreciation .......................................................................         (602,376)
                                                                                                               ---------
        Net unrealized appreciation ...................................................................        $ 238,790
                                                                                                               =========

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF PORTFOLIO INVESTMENTS AS OF DECEMBER 31, 1996

                           NEW YORK TAX-FREE BOND FUND
                                                                                             SHARES OR
                                                                   INTEREST     MATURITY     PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
                                                                   --------     --------     ----------     ------------
NEW YORK MUNICIPAL BONDS (95.6%)
     Bethlehem CSD, GO, AMBAC ..................................     7.10%      11/1/07      $  200,000     $  236,500
     Metropolitan Transportation Authority of
        New York Series A, MBIA ................................     5.25        4/1/26       1,250,000      1,190,625
     Monroe County, GO, Series B,
        Pre-Refunded 6/1/98 @102 ...............................     7.00        6/1/04          40,000         42,400
     Monroe County, GO, Series B,
        Pre-Refunded 6/1/98 @102 ...............................     7.00        6/1/04          10,000         10,575
     Municipal Assistance Corp. for NYC ........................     6.00        7/1/03       2,200,000      2,387,000
     New York City, GO, Series A,
        Callable 8/15/01 @101.5 ................................     7.75       8/15/04         600,000        672,750
     New York City, GO, Series A,
        Callable 8/15/01 @101.5 ................................     7.75       8/15/07       3,500,000      3,946,250
     New York City, GO, Series B ...............................     6.10       8/15/05       2,000,000      2,077,500
     New York City, GO, Series B,
        Callable 2/1/02 @101.5 .................................     7.50        2/1/07       1,000,000      1,116,250
     New York City, GO, Series E ...............................     6.50       2/15/06       2,000,000      2,132,500
     New York City, GO, Series F
        Pre-Refunded 11/15/01 @101.5 ...........................     8.40      11/15/05         105,000        123,900
     New York City, Series G ...................................     6.75        2/1/09       1,000,000      1,080,000
     New York City, IDA Special Facility Revenue,
        One Group Project, AMT, Callable 1/1/04 @102 ...........     6.12        1/1/24       1,500,000      1,501,875
     New York City, Municipal Water & Sewer
        Revenue Series A, Callable 6/15/06 @101 ................     5.50       6/15/24       1,800,000      1,725,750
     New York City Trust for Cultural Research,
        Museum of Modern Art, AMBAC,
        Callable 1/1/02 @102 ...................................     6.40        1/1/04         350,000        384,125
     New York City Unrefunded Balance, Series F,
        Callable 11/15/01 @101.5 ...............................     8.40      11/15/05          45,000         52,256
     New York State Dormitory Authority, State University
        Educational Facilities Revenue Bond .....................    5.87       5/15/11       1,500,000      1,524,375
     New York State Dormitory Authority Revenue,
        City University Systems, Series A ......................     5.75        7/1/18       2,370,000      2,358,150
     New York State Environmental Facilities Corp.,
        PCR, Revolving Fund, Series 1990 C,
        Callable 3/15/00 @102 ..................................     7.20       3/15/11         200,000        218,000
     New York State Environmental Facilities Corp.,
        PCR, Revolving Fund, Series B,
        Callable 3/15/99 @102 ..................................     7.50       3/15/11         250,000        270,625
     New York State Environmental Facilities Corp.,
        PCR, Revolving Fund, Callable 6/15/01 @102 .............     7.00       6/15/12         300,000        330,750
     New York State Environmental Facilities Corp.,
        Riverbank State Park, AMBAC ............................     5.00       4/01/05       1,000,000      1,002,500
     New York State HFA, Multi-Family, Series A, FHA,
        Callable 8/15/02 @102 ..................................     7.00       8/15/22         900,000        948,375
     New York State Medical Care, Adult Day Care Facility,
        Series A, SONYMA, Callable 11/15/05 @102 ...............     6.37       11/15/20      2,000,000      2,090,000



                                            NEW YORK TAX-FREE BOND FUND
                                                                                             SHARES OR
                                                                   INTEREST     MATURITY     PRINCIPAL
                                                                     RATE         DATE        AMOUNT           VALUE
                                                                   --------     --------     ----------     ------------
MUNICIPAL BONDS (CONTINUED)
     New York State Medical Care Facility, Mental
        Health Services, Series F ..............................     6.00%      8/15/03      $1,900,000     $ 1,992,625
     New York State Medical Care Facility, Mental Health,
        Series A, CAPGTY Certificates, FSA,
        Callable 2/15/98 @102 ..................................     7.70       2/15/18         115,000         120,750
     New York State Power Authority, MBIA ......................     5.00        1/1/14       1,550,000       1,458,938
     New York State Urban Development Corp. ....................     5.50        7/1/16       2,000,000       1,990,000
     New York State Urban Development Corp.
        Correctional Cap. Facilities ...........................     5.70        1/1/16       2,000,000       1,940,000
     Niagara Frontier Transportation Authority, Buffalo
        International Airport, AMT, AMBAC,
        Callable 4/1/04 @102 ...................................     6.12        4/1/14       2,400,000       2,502,000
     Port Authority NY & NJ, AMBAC .............................     5.12       7/15/14       1,000,000         970,000
     Syracuse, GO, Pre-Refunded 2/15/01 @102 ...................     6.70       2/15/07         300,000         328,875
     Triborough Bridge & Tunnel Authority ......................     4.75        1/1/14       1,500,000       1,395,000
                                                                                                            -----------
        Total New York Municipal Bonds (Cost - $38,449,267) ............................................     40,121,219
                                                                                                            -----------
MONEY MARKET MUTUAL FUNDS (5.5%)
     Goldman New York Tax-Exempt Fund .....................................................   1,089,000       1,089,000
     New York Money Fund ..................................................................   1,209,000       1,209,000
                                                                                                            -----------
        Total Money Market Mutual Funds (Cost - $2,298,000) ............................................      2,298,000
                                                                                                            -----------
TOTAL INVESTMENTS (101.1%)
(Cost $40,747,267)(a) ..................................................................................     42,419,219
                                                                                                            -----------
LIABILITIES, LESS OTHER ASSETS (-1.1%) .................................................................       (444,534)
                                                                                                            -----------
NET ASSETS (100.0%) ....................................................................................    $41,974,685

                                                                                                            ===========
--------------
(a)  Represents  cost for federal  income tax purposes and differs from value by net unrealized appreciation of securities as follows:
        Unrealized appreciation ........................................................................     $1,721,067
        Unrealized depreciation ........................................................................        (49,115)
                                                                                                             ----------
        Net unrealized appreciation ....................................................................     $1,671,952
                                                                                                             ==========

               AMBAC        Insured by American Municipal Bond Assurance Corp.
               AMT          Alternative Minimum Tax Paper
               CAPGTY       Insured by Capital Guaranty
               CSD          Central School District
               FHA          Insured by Federal Housing Administration
               FSA          Insured by Financial Security Assurance
               GO           General Obligation
               HFA          Insured by Housing Finance Agency
               IDA          Industrial Development Authority
               MBIA         Municipal Bond Insurance Association
               PCR          Pollutions ControlRevenue
               SONYMA       State of New York Mortgage Agency

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 1996

                                                                        SHORT-TERM         FIXED         NEW YORK
                                                                      U.S. GOVERNMENT     INCOME         TAX-FREE
                                                                           FUND            FUND          BOND FUND
                                                                      --------------- -------------- -----------------
ASSETS:
   Investment in securities, at value (cost $9,322,484; $68,869,990;
     and $40,747,267, respectively) .................................    $9,294,382    $ 69,108,780     $42,419,219
   Cash .............................................................           923             796             335
   Interest receivable ..............................................       184,494       1,417,470         796,100
   Receivable from brokers from investments sold ....................            --      34,972,326              --
   Deferred organization costs ......................................        11,417          11,720              --
   Prepaid expenses and other assets ................................         1,609          11,550           5,234
                                                                         ----------    ------------     -----------
     Total Assets ...................................................     9,492,825     105,522,642      43,220,888
                                                                         ----------    ------------     -----------
LIABILITIES:
   Dividends payable ................................................        48,985         537,327         171,487
   Payable to brokers for investments purchased .....................            --              --       1,000,000
   Accrued expenses and other payable:
     Investment advisory fees .......................................         1,638          50,613           8,960
     Administration fees ............................................           832           9,345           3,639
     Distribution fees ..............................................            --              --           4,337
     Fund accounting and transfer agent fees ........................         6,215           8,165          19,031
     Legal and audit fees ...........................................         7,617          24,215           9,452
     Deferred trustees fees .........................................         5,963              --              --
     Other ..........................................................         2,967          17,928          29,297
                                                                         ----------    ------------     -----------
     Total Liabilities ..............................................        74,217         647,593       1,246,203
                                                                         ----------    ------------     -----------
Net Assets ..........................................................    $9,418,608    $104,875,049     $41,974,685
                                                                         ==========    ============     ===========
Net Asset Value, Offering Price and Redemption Price per Share:
   ($.001 par value per share, unlimited number of shares authorized)
SHARES:
   Net assets .......................................................    $9,418,608    $104,875,049     $41,974,685
   Shares of beneficial interest issued and outstanding .............       967,143      10,608,588       3,799,558
   Net asset value ..................................................    $     9.74    $       9.89     $     11.05
                                                                         ----------    ------------     -----------
     Maximum sales charge - 2.00%, 4.75%,
        and 4.75%, respectively, of offering price ..................          0.20            0.49            0.55
                                                                         ----------    ------------     -----------
     Maximum offering price .........................................    $     9.94    $      10.38     $     11.60
                                                                         ==========    ============     ===========
COMPOSITION OF NET ASSETS:
   Paid-in capital ..................................................    $9,969,362    $107,196,988     $42,213,580
   Accumulated undistributed net investment income ..................         7,729          10,321              --
   Accumulated undistributed net realized losses from
     investment transactions ........................................      (530,381)     (2,571,050)     (1,910,847)
   Net unrealized appreciation (depreciation) from investments ......       (28,102)        238,790       1,671,952
                                                                         ----------    ------------     -----------
Net Assets, December 31, 1996 .......................................    $9,418,608    $104,875,049     $41,974,685
                                                                         ==========    ============     ===========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                        SHORT-TERM         FIXED         NEW YORK
                                                                      U.S. GOVERNMENT     INCOME         TAX-FREE
                                                                           FUND            FUND          BOND FUND
                                                                      --------------- -------------- -----------------
INVESTMENT INCOME:
   Dividends ......................................................      $ 18,929       $  147,829      $   41,281
   Interest .......................................................       640,321        6,820,919       2,623,122
                                                                         --------       ----------      ----------
     Total Income .................................................       659,250        6,968,748       2,664,403
                                                                         --------       ----------      ----------
EXPENSES:
   Advisory .......................................................        55,641          562,307         202,341
   Administration .................................................        15,185          153,464          67,490
   Co-administration ..............................................         5,092           49,774          22,815
   Distribution ...................................................           207            3,902          88,567
   Shareholder servicing ..........................................         2,198           23,886           9,616
   Audit ..........................................................        15,536           22,582           7,437
   Accounting and transfer agent ..................................        20,388           47,830          75,777
   Custodian ......................................................         4,928           13,337           7,893
   Printing .......................................................         6,626           36,188          18,275
   Registration ...................................................         5,257            9,747           4,085
   Amortization of organization costs .............................        10,621           12,555              --
   Legal ..........................................................         3,412           41,865          17,558
   Trustees .......................................................         3,002           14,122          11,006
   Other ..........................................................         7,794           12,351          10,708
                                                                         --------       ----------      ----------
     Total Expenses ...............................................       155,887        1,003,910         543,568
                                                                         --------       ----------      ----------
   Less: Fee waivers and reimbursements ...........................       (45,908)        (108,268)       (136,209)
                                                                         --------       ----------      ----------
     Net Expenses .................................................       109,979          895,642         407,359
                                                                         --------       ----------      ----------
   Net Investment Income ..........................................       549,271        6,073,106       2,257,044
                                                                         --------       ----------      ----------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS:
Net realized gains (losses) from investment transactions ..........      (108,567)      (1,449,259)      1,168,816
Net change in unrealized appreciation (depreciation)
   from investments ...............................................      (135,067)      (2,191,530)     (1,819,652)
                                                                         --------       ----------      ----------
Net realized and unrealized losses from investments ...............      (243,634)      (3,640,789)       (650,836)
                                                                         --------       ----------      ----------
Net increase in net assets resulting from operations ..............      $305,637       $2,432,317      $1,606,208
                                                                         ========       ==========      ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SHORT-TERM
                                                               U.S. GOVERNMENT FUND                        FIXED INCOME FUND
                                                        -----------------------------------    -----------------------------------
                                                            FOR THE           FOR THE               FOR THE            FOR THE
                                                           YEAR ENDED        YEAR ENDED            YEAR ENDED        YEAR ENDED
                                                        DECEMBER 31, 1996 DECEMBER 31, 1995    DECEMBER 31, 1996 DECEMBER 31, 1995
                                                        ----------------- -----------------    ----------------- -----------------
From Investment Activities:
OPERATIONS:
   Net investment income ............................      $   549,271       $   703,752         $  6,073,106      $   5,089,310
   Net realized gains (losses) from
     investment transactions ........................         (108,567)           10,304           (1,449,259)          (89,155)
   Net change in unrealized appreciation
     (depreciation) from investments ................         (135,067)          619,944           (2,191,530)        8,168,553
                                                           -----------       -----------         ------------      ------------
     Change in net assets resulting
        from operations .............................          305,637         1,334,000            2,432,317        13,168,708
                                                           -----------       -----------         ------------      ------------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .......................         (549,271)         (703,752)          (6,073,106)       (5,089,310)
   In excess of net investment income ...............           (1,388)               --               (1,496)               --
   From net realized gains ..........................               --                --                   --                --
                                                           -----------       -----------         ------------      ------------
     Change in net assets from
        shareholder distributions ...................         (550,659)         (703,752)          (6,074,602)       (5,089,310)
                                                           -----------       -----------         ------------      ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ......................          645,563         2,948,477           35,631,687        31,114,026
   Dividends reinvested .............................           16,201            24,680               76,121            92,653
   Cost of shares redeemed ..........................       (1,905,943)       (7,337,356)         (27,132,519)      (24,118,178)
                                                           -----------       -----------         ------------      ------------
     Change in net assets from share
        transactions ................................       (1,244,179)       (4,364,199)           8,575,289         7,088,501
                                                           -----------       -----------         ------------      ------------
        Change in net assets ........................       (1,489,201)       (3,733,951)           4,933,004        15,167,899
                                                           -----------       -----------         ------------      ------------
NET ASSETS:
   Beginning of period ..............................       10,907,809        14,641,760           99,942,045        84,774,146
                                                           -----------       -----------         ------------      ------------
   End of period ....................................      $ 9,418,608       $10,907,809         $104,875,049      $ 99,942,045
                                                           ===========       ===========         ============      ============
Accumulated net investment income
   included in net assets,
   End of period ....................................      $     7,729       $        --         $     10,321      $         --
                                                           ===========       ===========         ============      ============
SHARE TRANSACTIONS:
   Issued ...........................................           66,401           300,917            3,608,906         3,103,767
   Reinvested .......................................            1,662             2,522                7,721             9,374
   Redeemed .........................................         (195,354)         (751,431)          (2,726,104)       (2,464,690)
                                                           -----------       -----------         ------------      ------------
Change in shares ....................................         (127,291)         (447,992)             890,523           648,451
                                                           ===========       ===========         ============      ============




                                                                     NEW YORK
                                                                TAX-FREE BOND FUND
                                                        -----------------------------------
                                                            FOR THE           FOR THE
                                                           YEAR ENDED        YEAR ENDED
                                                        DECEMBER 31, 1996 DECEMBER 31, 1995
                                                        ----------------- -----------------
From Investment Activities:
OPERATIONS:
   Net investment income ............................      $ 2,257,044       $ 2,614,697
   Net realized gains (losses) from
     investment transactions ........................        1,168,816           842,141
   Net change in unrealized appreciation
     (depreciation) from investments ................       (1,819,652)        3,785,950
                                                           -----------       -----------
     Change in net assets resulting
        from operations .............................        1,606,208         7,242,788
                                                           -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
   From net investment income .......................       (2,257,044)       (2,614,697)
   In excess of net investment income ...............               --                --
   From net realized gains ..........................               --                --
                                                           -----------       -----------
     Change in net assets from
        shareholder distributions ...................       (2,257,044)       (2,614,697)
                                                           -----------       -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued ......................        1,426,786         3,178,116
   Dividends reinvested .............................        1,243,334         1,572,970
   Cost of shares redeemed ..........................      (10,721,363)       (9,413,776)
                                                           -----------       -----------
     Change in net assets from share
        transactions ................................       (8,051,243)       (4,662,690)
                                                           -----------       -----------
        Change in net assets ........................       (8,702,079)          (34,599)
                                                           -----------       -----------
NET ASSETS:
   Beginning of period ..............................       50,676,764        50,711,363
                                                           -----------       -----------
   End of period ....................................      $41,974,685       $50,676,764
                                                           ===========       ===========
Accumulated net investment income
   included in net assets,
   End of period ....................................      $        --       $        --
                                                           ===========       ===========
SHARE TRANSACTIONS:
   Issued ...........................................          130,184           298,636
   Reinvested .......................................          114,042           146,572
   Redeemed .........................................         (983,166)         (875,996)
                                                           -----------       -----------
Change in shares ....................................         (738,940)         (430,788)
                                                           ===========       ===========


NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     HSBC Mutual Funds Trust, formerly known as Mariner Mutual Funds Trust, (the "Trust") was organized on November 1, 1989 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company with multiple investment portfolios, including the Short-Term U.S. Government Fund (formerly known as the Short-Term Fixed Income Fund), the Fixed Income Fund and the New York Tax-Free Bond Fund (herein referred to individually as a "Fund" and collectively as the "Funds").

     The investment objective of the Short-Term Government Fund is preservation of capital and generation of current income by investing in fixed-income securities with a dollar-weighted average portfolio maturity of between one and three years. The Short-Term U.S. Government Fund will invest primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The investment objective of the Fixed Income Fund is generation of high current income consistent with appreciation of capital by investing in a variety of fixed-income securities. The investment objective of the New York Tax-Free Bond Fund is to provide its investors with as high a level of current income exempt from Federal, New York State and New York City income taxes as is consistent with relative stability of capital. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION: Portfolio securities for which market quotations are readily available are valued at the quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with guidelines which have been adopted by the Board of Trustees. Such procedures include the use of independent pricing services which use prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indicators as to value from dealers and general market conditions. Investments in mutual funds are valued at their net asset value as reported by such investment companies. Short-term obligations having maturities of 60 days or less are valued at amortized cost which approximates market value.

     TAXES: It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income and net realized capital gains to their shareholders for each taxable year. Therefore, no provision is required for Federal income tax.

     The Short-Term U.S. Government Fund has available $491,769 of capital loss carryforwards which, if not utilized, $29,220, $278,476, $84,743, and $99,330 will expire in the year 2001, 2002, 2003, and 2004, respectively.

     The  Fixed   Income  Fund  has   available   $2,524,512   of  capital  loss
     carryforwards which, if not utilized, $1,082,278 and $1,442,234 will expire in the year 2003 and 2004, respectively.

     The New York Tax-Free Bond Fund has available $1,905,167 of capital loss carryforward which, if not utilized, $1,261,112 and $644,055 will expire in the year 2002 and 2003, respectively.

     DIVIDENDS AND DISTRIBUTIONS: The Funds intend to declare as a dividend substantially all of their net investment income at the end of each business day and to pay within five business days after the end of each month. Net capital gains, if any, are distributed at least annually.

     The Funds distinguish between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary overdistributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated undistributed net realized gains.

     SECURITY TRANSACTIONS AND RELATED INCOME: Security transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including amortization of discount and premium, is recorded as earned.

     EXPENSE ALLOCATION: Expenses directly attributed to each Fund in the Trust are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them.

     ORGANIZATIONAL COSTS: Costs incurred in connection with the organization of the Fund are being amortized on a straight-line basis over a five-year period from the date operations commenced.

3.   PORTFOLIO SECURITIES

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 were as follows:
                                                 PURCHASES           SALES
                                                ------------      ------------
           Short-Term U.S. Government Fund .... $  6,576,413      $  7,626,570
           Fixed Income Fund .................. $145,958,773      $166,437,166
           New York Tax Free Bond Fund ........ $ 37,838,183      $ 44,144,081

4.   RELATED PARTY TRANSACTIONS

     The Trust retains HSBC Asset Management Americas Inc. ("HSBC Americas") to act as Investment Adviser for the Funds. HSBC Americas is the North American investment affiliate of HSBC Holdings plc (Hong Kong and Shanghai Banking Corporation). As Investment Adviser, HSBC Americas furnishes investment guidance and policy direction in connection with the management of the portfolios of the Funds, subject to policies established by the Board of Trustees.

     As compensation for its services, HSBC Americas is paid monthly advisory fees at the following annual rates:

                                                                      ADVISORY FEE RATE
                                                                   -----------------------
                                                                     SHORT-TERM      FIXED
                                                                   U.S. GOVERNMENT  INCOME
       PORTIONS OF EACH FUND'S AVERAGE DAILY NET ASSETS                 FUND         FUND
 --------------------------------------------------------          ---------------  ------
 Not exceeding $400 million ......................................      0.550%      0.550%
 In excess of $400 million but not exceeding $800 million ........      0.505%      0.505%
 In excess of $800 million but not exceeding $1.2 billion ........      0.460%      0.460%
 In excess of $1.2 billion but not exceeding $1.6 billion ........      0.415%      0.415%
 In excess of $1.6 billion but not exceeding $2.0 billion ........      0.370%      0.370%
 In excess of $2.0 billion .......................................      0.315%      0.315%


                                                                      ADVISORY FEE RATE
                                                                   -----------------------
                                                                           NEW YORK
                                                                        TAX-FREE BOND
        PORTIONS OF THE FUND'S AVERAGE DAILY NET ASSETS                      FUND
 --------------------------------------------------------          -----------------------
 Not exceeding $300 million ......................................          0.450%
 In excess of $300 million but not exceeding $600 million ........          0.420%
 In excess of $600 million but not exceeding $1.0 billion ........          0.385%
 In excess of $1.0 billion but not exceeding $1.5 billion ........          0.350%
 In excess of $1.5 billion but not exceeding $2.0 billion ........          0.315%
 In excess of $2.0 billion .......................................          0.280%


     As of December 31, 1996, HSBC Americas earned $20,242 from the Short-Term U.S. Government Fund, $562,307 from the Fixed Income Fund, and $112,830 from the New York Tax-Free Bond Fund in advisory fees, net of fee waivers of $35,399, $0, and $89,511, respectively.

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership is a subsidiary of the BISYS Group, Inc. BISYS, with whom certain officers and a trustee of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers and trustee are not paid any fees directly by the Funds for serving as officers and trustee of the Trust.

     In accordance with the terms of the Administration and Accounting Servicing agreements BISYS is paid a monthly asset based fee of 0.15% of each Fund's first $200 million of average net assets; 0.125% of each Fund's next $200 million of average net assets; 0.10% of each Fund's next $200 million of average net assets; and 0.08% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. At December 31, 1996, BISYS earned $8,674 from the Short-Term U.S. Government Fund, $88,619 from the Fixed Income Fund, and $38,260 from the New York Tax-Free Bond Fund, net of fee waivers of $4,736, $48,426, and $21,167, respectively, in administrative services fees.

     As previous Administrator, PFPC Inc. ("PFPC") was paid a monthly asset based fee of 0.10% of each Fund's first $200 million of average net assets; 0.075% of each Fund's next $200 million of average net assets; 0.05% of each Fund's next $200 million of average net assets; and 0.03% of each Fund's average net assets in excess of $600 million; exclusive of out-of-pocket expenses. For the two months ended February 29, 1996, PFPC earned $1,686 from the Short-Term U.S. Government Fund, $15,598 from the Fixed Income Fund, and $7,660 from the New York Tax-Free Bond Fund, net of fee waivers of $89, $821, and $403, respectively, in administrative services fees.

     HSBC Americas earned co-administration/shareholder servicing fees of 0.07% of each Fund's average net assets, respectively, totaling $1,606 from the Short-Term U.S. Government Fund, $14,639 from the Fixed Income Fund, and $7,303 from the New York Tax-Free Bond Fund. Of that total, HSBC Americas waived $5,684, $59,021, and $25,128, respectively, of these fees.

     The Funds have adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan provides for a monthly payment by the Fund to BISYS Fund Services for expenses incurred in connection with distribution services provided to the Fund not to exceed an annual rate of 0.35% of the Funds' average net assets during the preceding month. The expenses incurred as a result of these agreements totaled $207 from the Short-Term U.S. Government Fund, $3,902 from the Fixed Income Fund, and $88,567 from the New York Tax-Free Bond Fund.

     HSBC Americas may enter into agreements (the "Service Agreements") with certain banks, financial institutions and corporations ("Service Organizations") whereby each Service Organization handles record keeping and provides certain administration services for its customers who invest in the Funds through accounts maintained at that Service Organization. Each Service Organization will receive monthly payments, which are based upon expenses that the Service Organization has incurred in the performance of its service under the Service Agreement. The payments from the Funds on an annual basis will not exceed 0.25% of the average value of the Funds' shares held in the subaccounts of the Service Organizations.

     A partner of Baker & McKenzie, legal counsel to the Trust, serves as Secretary of the Trust. For the year ended December 31, 1996, the Funds incurred legal fees of $3,261 for the Short-Term U.S. Government Fund, $40,518 for the Fixed Income Fund, and $16,882 for the New York Tax-Free Bond Fund to Fund counsel.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                         SHORT-TERM U.S. GOVERNMENT FUND

                                                       FOR THE YEAR ENDED DECEMBER 31,                        FOR THE PERIOD
                                                   -----------------------------------------               MARCH 1, 1993(a) TO
                                                      1996          1995             1994                    DECEMBER 31, 1993
                                                   ---------      ---------        ---------               -------------------
Net Asset Value, Beginning of Period ...........     $ 9.97        $  9.49          $  9.91                       $ 10.00
                                                     ------        -------          -------                       -------
Investment Activities
     Net investment income .....................       0.53           0.54             0.50                          0.41
     Net realized and unrealized
        gain (loss) from investments ...........      (0.23)          0.48            (0.42)                        (0.09)
                                                     ------        -------          -------                       -------
     Total from Investment Activities ..........       0.30           1.02             0.08                          0.32
                                                     ------        -------          -------                       -------
Distributions
     From net investment income ................      (0.53)         (0.54)           (0.50)                        (0.41)
                                                     ------        -------          -------                       -------
Net Asset Value, End of Period .................     $ 9.74        $  9.97          $  9.49                       $  9.91
                                                     ======        =======          =======                       =======
Total Return(b) ................................       3.17%         10.99%            0.86%                         3.24%(d)
Ratios/Supplemental Data:
     Net Assets at end of period (000) .........     $9,419        $10,908          $14,642                       $17,511
     Ratio of expenses to average
        net assets .............................       1.09%          1.04%            0.78%                         0.60%(c)
     Ratio of net investment income to
        average net assets .....................       5.43%          5.53%            5.18%                         4.91%(c)
     Ratio of expenses to average
        net assets* ............................       1.54%          1.44%            1.21%                         1.29%(c)
     Ratio of net investment income to
        average net assets* ....................       4.98%          5.13%            4.75%                         4.22%(c)
Portfolio Turnover Rate ........................      70.15%         53.28%           68.13%                        32.02%(d)

------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b)  Excludes sales charge.
(c)  Annualized.
(d)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                FIXED INCOME FUND

                                                       FOR THE YEAR ENDED DECEMBER 31,                        FOR THE PERIOD
                                                   -----------------------------------------               JANUARY 15,1993(a) TO
                                                      1996          1995             1994                    DECEMBER 31, 1993
                                                   ---------      ---------        ---------               -------------------
Net Asset Value, Beginning of Period ...........    $  10.28       $  9.35          $ 10.13                       $ 10.00
                                                    --------       -------          -------                       -------
Investment Activities
     Net investment income .....................        0.59          0.59             0.59                          0.63
     Net realized and unrealized
        gain (loss) from investments ...........       (0.39)         0.93            (0.78)                         0.21
                                                    --------       -------          -------                       -------
     Total from Investment Activities ..........        0.20          1.52            (0.19)                         0.84
                                                    --------       -------          -------                       -------
Distributions
     From net investment income ................       (0.59)        (0.59)           (0.59)                        (0.63)
     From net realized gain ....................          --            --               --                         (0.08)
                                                    --------       -------          -------                       -------
     Total distributions .......................       (0.59)        (0.59)           (0.59)                        (0.71)
                                                    --------       -------          -------                       -------
Net Asset Value, End of Period .................    $   9.89       $ 10.28          $  9.35                       $ 10.13
                                                    ========       =======          =======                       =======
Total Return(b) ................................        2.11%        16.73%           (1.89)%                        8.57%(d)
Ratios/Supplemental Data:
     Net Assets at end of period (000) .........    $104,875       $99,942          $84,774                       $90,907
     Ratio of expenses to average
        net assets .............................        0.88%         0.93%            0.77%                         0.22%(c)
     Ratio of net investment income to
        average net assets .....................        5.94%         6.03%            6.10%                         6.40%(c)
     Ratio of expenses to average
        net assets* ............................        0.98%         0.96%            0.86%                         0.87%(c)
     Ratio of net investment income to
        average net assets* ....................        5.84%         6.00%            6.01%                         5.75%(c)
Portfolio Turnover Rate ........................      156.05%        41.58%           63.96%                       107.34%(d)


------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Commencement of operations.
(b)  Excludes sales charge.
(c)  Annualized.
(d)  Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                           NEW YORK TAX-FREE BOND FUND

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                       1996          1995          1994         1993         1992
                                                    ---------     ---------     ---------    ---------    ---------
Net Asset Value, Beginning of Period ............    $ 11.17       $ 10.20       $ 11.70      $ 11.01      $ 10.66
                                                     -------       -------       -------      -------      -------
Investment Activities
     Net investment income ......................       0.55          0.54          0.53         0.59         0.66
     Net realized and unrealized
        gain (loss) from investments ............      (0.12)         0.97         (1.47)        0.95         0.44
                                                     -------       -------       -------      -------      -------
     Total from Investment Activities ...........       0.43          1.51         (0.94)        1.54         1.10
                                                     -------       -------       -------      -------      -------
Distributions
     From net investment income .................      (0.55)        (0.54)        (0.53)       (0.59)       (0.66)
     From net realized gain .....................         --            --         (0.03)       (0.26)       (0.09)
                                                     -------       -------       -------      -------      -------
     Total distributions ........................      (0.55)        (0.54)        (0.56)       (0.85)       (0.75)
                                                     -------       -------       -------      -------      -------
Net Asset Value, End of Period ..................    $ 11.05       $ 11.17       $ 10.20      $ 11.70      $ 11.01
                                                     =======       =======       =======      =======      =======
Total Return(a) .................................       3.99%        15.17%        (8.13)%      14.27%       10.66%
Ratios/Supplemental Data:
     Net Assets at end of period (000) ..........    $41,975       $50,677       $50,711      $61,740      $32,407
     Ratio of expenses to average
        net assets ..............................       0.91%         0.99%         0.84%        0.63%        0.38%
     Ratio of net investment income to
        average net assets ......................       5.02%         5.07%         4.93%        4.98%        6.04%
     Ratio of expenses to average
        net assets* .............................       1.21%         1.20%         1.10%        1.06%        1.17%
     Ratio of net investment income to
        average net assets* .....................       4.72%         4.86%         4.67%        4.55%        5.25%
Portfolio Turnover Rate .........................      87.40%        24.43%       122.43%       70.36%       66.44%

------------
* During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Excludes sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees
HSBC Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Short-Term U.S. Government Fund (formerly known as the Short-Term Fixed Income Fund), the Fixed Income Fund and the New York Tax-Free Bond Fund (three of the portfolios comprising HSBC Mutual Funds Trust) as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short-Term U.S. Government Fund, the Fixed Income Fund and the New York Tax-Free Bond Fund at December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

/S/ ERNEST & YOUNG LLP

New York, New York
February 10, 1997

22